Shareholder Fees	May 01, 2026
LoCorr Macro Strategies Fund | LoCorr Macro Strategies Fund, Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
LoCorr Macro Strategies Fund | LoCorr Macro Strategies Fund, Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[2]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
LoCorr Macro Strategies Fund | LoCorr Macro Strategies Fund, Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
LoCorr Long/Short Commodities Strategy Fund | LoCorr Long/Short Commodities Strategy Fund, Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[3]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
LoCorr Long/Short Commodities Strategy Fund | LoCorr Long/Short Commodities Strategy Fund, Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[4]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
LoCorr Long/Short Commodities Strategy Fund | LoCorr Long/Short Commodities Strategy Fund, Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
LoCorr Market Trend Fund | LoCorr Market Trend Fund, Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[5]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
LoCorr Market Trend Fund | LoCorr Market Trend Fund, Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[6]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
LoCorr Market Trend Fund | LoCorr Market Trend Fund, Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
LoCorr Dynamic Opportunity Fund | LoCorr Dynamic Opportunity Fund, Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[7]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
LoCorr Dynamic Opportunity Fund | LoCorr Dynamic Opportunity Fund, Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[8]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
LoCorr Dynamic Opportunity Fund | LoCorr Dynamic Opportunity Fund, Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
LoCorr Spectrum Income Fund | LoCorr Spectrum Income Fund, Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[9]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
LoCorr Spectrum Income Fund | LoCorr Spectrum Income Fund, Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[10]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
LoCorr Spectrum Income Fund | LoCorr Spectrum Income Fund, Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
LoCorr Hedged Core Fund | LoCorr Hedged Core Fund, Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[11]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
LoCorr Hedged Core Fund | LoCorr Hedged Core Fund, Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
LoCorr Strategic Allocation Fund | LoCorr Strategic Allocation Fund, Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[12]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
LoCorr Strategic Allocation Fund | LoCorr Strategic Allocation Fund, Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%

[1]	Applied to purchases of $1 million or more that are redeemed within 12 months of their purchase.
[2]	Applied to shares redeemed within 12 months of their purchase.
[3]	Applied to purchases of $1 million or more that are redeemed within 12 months of their purchase.
[4]	Applied to shares redeemed within 12 months of their purchase.
[5]	Applied to purchases of $1 million or more that are redeemed within 12 months of their purchase.
[6]	Applied to shares that are redeemed within 12 months of their purchase.
[7]	Applied to purchases of $1 million or more that are redeemed within 12 months of their purchase.
[8]	Applied to shares redeemed within 12 months of their purchase.
[9]	Applied to purchases of $1 million or more that are redeemed within 12 months of their purchase.
[10]	Applied to shares redeemed within 12 months of their purchase.
[11]	Applied to purchases of $1 million or more that are redeemed within 12 months of their purchase.
[12]	Applied to purchases of $1 million or more that are redeemed within 12 months of their purchase.